Financial Instruments - Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 26,583	$ 22,421	$ 23,979
Change in Fair value	(3,524)	3,483	902
Cumulative change in FV	$ 4,369	$ 7,893	$ 195